Income Taxes - Operating Loss Carryforwards (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Federal [Member]	Dec. 31, 2011 Federal [Member]	Dec. 31, 2010 Federal [Member]	Dec. 31, 2012 State [Member]	Dec. 31, 2011 State [Member]	Dec. 31, 2010 State [Member]	Dec. 31, 2012 Foreign [Member]	Dec. 31, 2011 Foreign [Member]	Dec. 31, 2010 Foreign [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		$ 46.3	$ 48.8	$ 50.3	$ 45.1	$ 44.8	$ 39.3	$ 16.4	$ 12.4	$ 12.5
Increase in valuation allowance	0.4
Tax benefit related to NOL carryforwards	$ 0.8